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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                 PROSPECTUS SUPPLEMENT -- DATED AUG. 13, 2007*

FUND                                                                                              DATE            FORM #
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
RiverSource(R) Diversified Bond Fund                                                        Oct. 30, 2006      S-6495-99 Z
RiverSource Variable Portfolio - Diversified Bond Fund                                      May 1, 2007        S-6466-99 AA

Effective July 12, 2007, the Principal Investment Strategy section for RiverSource Diversified Bond Fund and RiverSource Variable
Portfolio - Diversified Bond Fund was revised as follows:

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The rest of this section remains the same.

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S-6466-101 A (8/07)
* Valid until April 30, 2008.